Retirement Plans - Changes in Company's Assets and Related Obligations for its Pension Plans (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Unrecognized net actuarial loss amount net of tax	$ (90,525)	$ (74,272)
Unrecognized prior service cost amount net of tax	$ (228)	$ (310)